Interests in Other Entities - Schedule of Summarized Statement of Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Summarized Statement of Comprehensive Loss [Line Items]
Loss for the year	$ (56,950,494)	$ (38,342,457)	$ (47,949,119)
Total comprehensive loss	(56,329,054)	(37,878,423)	(47,746,163)
Loss allocated to non-controlling interests	(1,801,344)	(1,639,368)	$ (1,964,213)
Radiopharm Ventures LLC [Member]
Schedule of Summarized Statement of Comprehensive Loss [Line Items]
Loss for the year	(11,227,807)	(6,110,449)
Total comprehensive loss	(11,227,807)	(6,110,449)
Loss allocated to non-controlling interests	$ (1,801,344)	$ (1,639.368)